2025 QUARTERLY REPORT
LifePoints
®
Funds
January 31, 2025
Effective March 1, 2025, the Growth Strategy Fund was renamed the Aggressive Strategy Fund.
Effective March 1, 2025, the Equity Growth Strategy Fund was renamed the Equity Aggressive Strategy Fu nd.
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R5, S
Moderate Strategy Fund
A, C, R1, R5, S
Balanced Strategy Fund
A, C, R1, R5, S
Growth Strategy Fund
A, C, R1, R5, S
Equity Growth Strategy Fund
A, C, R1, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 29 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
January 31, 2025 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 46,470 1,359
Domestic Equities - 12.0%
Multifactor U.S. Equity Fund Class Y 428,756 6,766
U.S. Small Cap Equity Fund Class Y 51,593 1,350
8,116
Fixed Income - 72.1%
Investment Grade Bond Fund Class Y 678,678 12,237
Long Duration Bond Fund Class Y 793,230 6,116
Opportunistic Credit Fund Class Y 159,625 1,360
Short Duration Bond Fund Class Y 360,656 6,802
Strategic Bond Fund Class Y 2,529,145 22,433
48,948
International Equities - 6.0%
Emerging Markets Fund Class Y 83,033 1,355
Global Equity Fund Class Y 131,413 1,357
Multifactor International Equity Fund Class Y 130,484 1,356
4,068
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 574,375 5,434
Total Investments in Affiliated Funds
(cost $66,761) 67,925
Total Investments - 100.1%
(identified cost $66,761) 67,925
Other Assets and Liabilities, Net - (0.1)%
(46)
Net Assets - 100.0%
67,879

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,434 $ 90 $ 96 $ (6) $ (63) $ 1,359 $ 13 $ —
Multifactor U.S. Equity Fund 7,141 1,651 841 142 (1,327) 6,766 1,640 —
U.S. Small Cap Equity Fund 1,434 164 156 25 (117) 1,350 154 —
Investment Grade Bond Fund 12,997 679 1,155 — (284) 12,237 275 —
Long Duration Bond Fund 6,485 363 504 (36) (192) 6,116 109 —
Opportunistic Credit Fund 1,444 77 144 3 (20) 1,360 40 —
Short Duration Bond Fund 7,221 296 728 17 (4) 6,802 66 —
Strategic Bond Fund 23,820 1,240 2,124 (121) (382) 22,433 480 —
Emerging Markets Fund 1,429 134 163 4 (49) 1,355 38 —
Global Equity Fund 1,430 119 161 10 (41) 1,357 99 —
Multifactor International Equity
Fund 1,436 145 184 11 (52) 1,356 71 —
Multi-Strategy Income Fund 5,766 390 507 4 (219) 5,434 209 —
$ 72,037 $ 5,348 $ 6,763 $ 53 $ (2,750) $ 67,925 $ 3,194 $ —

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 128,764 3,766
Domestic Equities - 17.0%
Multifactor U.S. Equity Fund Class Y 1,164,265 18,372
U.S. Small Cap Equity Fund Class Y 120,462 3,153
21,525
Fixed Income - 52.1%
Investment Grade Bond Fund Class Y 1,339,622 24,153
Long Duration Bond Fund Class Y 824,529 6,357
Opportunistic Credit Fund Class Y 298,557 2,544
Short Duration Bond Fund Class Y 336,852 6,353
Strategic Bond Fund Class Y 3,009,284 26,692
66,099
International Equities - 20.0%
Emerging Markets Fund Class Y 155,847 2,543
Global Equity Fund Class Y 1,907,121 19,701
Multifactor International Equity Fund Class Y 306,186 3,181
25,425
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,074,912 10,169
Total Investments in Affiliated Funds
(cost $119,791) 126,984
Total Investments - 100.1%
(identified cost $119,791) 126,984
Other Assets and Liabilities, Net - (0.1)%
(70)
Net Assets - 100.0%
126,914

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 3,919 $ 92 $ 51 $ (4) $ (190) $ 3,766 $ 36 $ —
Multifactor U.S. Equity Fund 19,045 4,351 1,909 425 (3,540) 18,372 4,335 —
U.S. Small Cap Equity Fund 3,276 362 277 123 (331) 3,153 353 —
Investment Grade Bond Fund 25,188 679 1,169 1 (546) 24,153 530 —
Long Duration Bond Fund 6,502 223 138 (7) (223) 6,357 110 —
Opportunistic Credit Fund 2,661 82 168 4 (35) 2,544 74 —
Short Duration Bond Fund 6,662 102 424 8 5 6,353 60 —
Strategic Bond Fund 27,732 759 1,216 (90) (493) 26,692 558 —
Emerging Markets Fund 2,572 116 62 (2) (81) 2,543 68 —
Global Equity Fund 20,325 1,401 1,605 189 (609) 19,701 1,399 —
Multifactor International Equity
Fund 3,250 203 178 4 (98) 3,181 161 —
Multi-Strategy Income Fund 10,562 442 446 (6) (383) 10,169 380 —
$ 131,694 $ 8,812 $ 7,643 $ 645 $ (6,524) $ 126,984 $ 8,064 $ —

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.4%
Global Infrastructure Fund Class Y 1,340,445 12,413
Global Real Estate Securities Fund Class Y 526,056 15,387
27,800
Domestic Equities - 20.0%
Multifactor U.S. Equity Fund Class Y 6,580,659 103,843
U.S. Small Cap Equity Fund Class Y 836,520 21,892
125,735
Fixed Income - 31.5%
Investment Grade Bond Fund Class Y 6,273,325 113,108
Long Duration Bond Fund Class Y 3,221,482 24,838
Opportunistic Credit Fund Class Y 1,477,942 12,592
Short Duration Bond Fund Class Y 664,755 12,537
Strategic Bond Fund Class Y 3,895,311 34,551
197,626
International Equities - 36.2%
Emerging Markets Fund Class Y 1,161,553 18,957
Global Equity Fund Class Y 18,328,706 189,335
Multifactor International Equity Fund Class Y 1,827,563 18,988
227,280
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 5,328,406 50,407
Total Investments in Affiliated Funds
(cost $548,163) 628,848
Total Investments - 100.1%
(identified cost $548,163) 628,848
Other Assets and Liabilities, Net - (0.1)%
(359)
Net Assets - 100.0%
628,489

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,950 $ 460 $ 589 $ 37 $ (445) $ 12,413 $ 438 $ —
Global Real Estate Securities Fund 15,921 352 88 (10) (788) 15,387 146 —
Multifactor U.S. Equity Fund 106,581 24,490 9,557 1,728 (19,399) 103,843 24,490 —
U.S. Small Cap Equity Fund 22,378 2,473 1,474 328 (1,813) 21,892 2,462 —
Investment Grade Bond Fund 115,522 3,049 2,919 (53) (2,491) 113,108 2,466 —
Long Duration Bond Fund 25,065 891 222 (13) (883) 24,838 428 —
Opportunistic Credit Fund 13,002 376 632 9 (163) 12,592 363 —
Short Duration Bond Fund 12,994 150 632 12 13 12,537 118 —
Strategic Bond Fund 35,143 965 807 (26) (724) 34,551 714 —
Emerging Markets Fund 19,147 784 364 (2) (608) 18,957 506 —
Global Equity Fund 193,096 13,433 13,020 1,619 (5,793) 189,335 13,435 —
Multifactor International Equity
Fund 19,109 1,162 723 8 (568) 18,988 956 —
Multi-Strategy Income Fund 51,663 2,050 1,376 (34) (1,896) 50,407 1,880 —
$ 642,571 $ 50,635 $ 32,403 $ 3,603 $ (35,558) $ 628,848 $ 48,402 $ —

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
Global Infrastructure Fund Class Y 1,305,308 12,087
Global Real Estate Securities Fund Class Y 695,052 20,330
32,417
Domestic Equities - 31.1%
Multifactor U.S. Equity Fund Class Y 6,742,015 106,389
U.S. Small Cap Equity Fund Class Y 1,037,926 27,163
U.S. Strategic Equity Fund Class Y 3,226,466 54,721
188,273
Fixed Income - 14.3%
Long Duration Bond Fund Class Y 2,644,722 20,391
Opportunistic Credit Fund Class Y 1,425,441 12,145
Strategic Bond Fund Class Y 6,108,346 54,181
86,717
International Equities - 41.3%
Emerging Markets Fund Class Y 1,658,832 27,072
Global Equity Fund Class Y 17,128,583 176,938
Multifactor International Equity Fund Class Y 4,407,512 45,794
249,804
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 4,500,486 48,695
Total Investments in Affiliated Funds
(cost $520,563) 605,906
Total Investments - 100.1%
(identified cost $520,563) 605,906
Other Assets and Liabilities, Net - (0.1)%
(373)
Net Assets - 100.0%
605,533

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,329 $ 418 $ 269 $ 19 $ ( 41 0 ) $ 12,087 $ 418 $ —
Global Real Estate Securities Fund 21,183 216 20 (3) (1,046) 20,330 192 —
Multifactor U.S. Equity Fund 107,723 25,060 8,223 2,424 (20,595) 106,389 25,060 —
U.S. Small Cap Equity Fund 27,285 3,056 1,304 298 (2,172) 27,163 3,046 —
U.S. Strategic Equity Fund 55,413 5,256 3,796 554 (2,706) 54,721 5,255 —
Long Duration Bond Fund 20,780 367 24 (2) (730) 20,391 350 —
Opportunistic Credit Fund 12,335 345 390 — (145) 12,145 346 —
Strategic Bond Fund 54,432 1,104 206 (12) (1,137) 54,181 1,101 —
Emerging Markets Fund 27,334 721 128 13 (868) 27,072 712 —
Global Equity Fund 177,995 12,485 9,623 710 (4,629) 176,938 12,485 —
Multifactor International Equity
Fund 45,384 2,252 547 34 (1,329) 45,794 2,248 —
Multi-Asset Growth Strategy Fund 49,144 826 1,057 21 (239) 48,695 826 —
$ 611,337 $ 52,106 $ 25,587 $ 4,056 $ (36,006) $ 605,906 $ 52,039 $ —

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.3%
Global Infrastructure Fund Class Y 670,333 6,207
Global Real Estate Securities Fund Class Y 459,705 13,446
19,653
Domestic Equities - 36.1%
Multifactor U.S. Equity Fund Class Y 3,978,613 62,783
U.S. Small Cap Equity Fund Class Y 652,271 17,070
U.S. Strategic Equity Fund Class Y 1,944,186 32,973
112,826
Fixed Income - 4.4%
Long Duration Bond Fund Class Y 980,659 7,561
Opportunistic Credit Fund Class Y 732,156 6,238
13,799
International Equities - 45.3%
Emerging Markets Fund Class Y 1,147,507 18,727
Global Equity Fund Class Y 8,861,170 91,536
Multifactor International Equity Fund Class Y 3,041,243 31,599
141,862
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 2,320,818 25,111
Total Investments in Affiliated Funds
(cost $273,816) 313,251
Total Investments - 100.1%
(identified cost $273,816) 313,251
Other Assets and Liabilities, Net - (0.1)%
(181)
Net Assets - 100.0%
313,070

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — January 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended January 31, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 6,236 $ 282 $ 109 $ (2) $ (200) $ 6,207 $ 215 $ —
Global Real Estate Securities Fund 13,611 548 24 (3) (686) 13,446 127 —
Multifactor U.S. Equity Fund 62,525 14,743 3,750 747 (11,482) 62,783 14,743 —
U.S. Small Cap Equity Fund 16,804 1,918 450 71 (1,273) 17,070 1,913 —
U.S. Strategic Equity Fund 32,835 3,156 1,704 225 (1,539) 32,973 3,157 —
Long Duration Bond Fund 7,437 416 24 (2) (266) 7,561 129 —
Opportunistic Credit Fund 6,218 229 136 (2) (71) 6,238 176 —
Emerging Markets Fund 18,409 964 61 (2) (583) 18,727 493 —
Global Equity Fund 90,062 6,428 2,910 141 (2,185) 91,536 6,403 —
Multifactor International Equity
Fund 30,319 2,374 213 (8) (873) 31,599 1,543 —
Multi-Asset Growth Strategy Fund 24,819 670 267 (9) (102) 25,111 423 —
$ 309,275 $ 31,728 $ 9,648 $ 1,156 $ (19,260) $ 313,251 $ 29,322 $ —

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — January 31, 2025 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 29 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying
Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — January 31, 2025 (Unaudited)
14 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of January 31, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
2. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective March 1, 2025, the Growth Strategy Fund was renamed the Aggressive Strategy Fund.
Effective March 1, 2025, the Equity Growth Strategy Fund was renamed the Equity Aggressive Strategy Fund.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual financial statements and other information and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com